LIABILITIES ATTRIBUTABLE TO DISCONTINUED OPERATIONS (Details - Schedule of Assets and Liabilities) - USD ($)	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Liabilities:
Liabilities, total	$ 125,851	$ 125,851	$ 125,851
Ethan NY [Member]
Assets
Liabilities:
Accounts Payable			94,835	94,835
Accrued Expenses			31,016	31,016
Liabilities, total			$ 125,851	$ 125,851